FINANCIAL AND CAPITAL RISK MANAGEMENT (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Accounts payable and accrued liabilities	$ 4,828	$ 2,847
Other liabilities	926
Lease liability	172
Total liability	5,926
Contractual Cash Flows
Statement [Line Items]
Accounts payable and accrued liabilities	4,828
Other liabilities	1,000
Lease liability	6,010
Total liability	182
Less Than 1 Year
Statement [Line Items]
Accounts payable and accrued liabilities	4,828
Other liabilities	400
Lease liability	168
Total liability	5,396
1 - 3 Years
Statement [Line Items]
Accounts payable and accrued liabilities	0
Other liabilities	600
Lease liability	14
Total liability	614
4 - 5 Years
Statement [Line Items]
Accounts payable and accrued liabilities	0
Lease liability	0
Total liability	0
After 5 Years
Statement [Line Items]
Accounts payable and accrued liabilities	0
Lease liability	0
Total liability	$ 0